SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust. The report covers the six-month reporting period ended October 31, 1999. It begins with a review of the bond market by the fund's portfolio manager, which is followed by a complete list of fund holdings and its financial statements.

On behalf of income-oriented investors, the fund invests in a diversified portfolio consisting primarily of intermediate-term, high-quality debt securities. At the end of the period, the fund's portfolio was invested in corporate bonds (62.2%), government agency and mortgage securities (30.7%), asset-backed securities (2.2%), U.S. Treasury securities (2.0%), repurchase agreements (1.6%), preferred stock and a collateralized mortgage obligation.

During the six-month reporting period, Institutional Shares produced dividends totaling $0.31 per share. Impacting the flat total return of (0.62%) was a net asset value decrease of $0.37 per share. Institutional Service Shares produced dividends totaling $0.29 per share. The total return was flat (0.74%) due to a net asset value decrease of $0.37 per share. 1

Net assets in the fund totaled $328.9 million at the reporting period's end.

Thank you for selecting Federated Intermediate Income Fund as a high-quality income investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1999

1 Performance quoted reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Federated Intermediate Income Fund invests primarily in high quality- corporate debt securities rated in one of the four highest categories (BBB or better) by a nationally recognized statistical rating organization. The fund may also invest in other high-quality government and asset-backed securities. The fund duration is managed within a range of three to seven years.

The six-month reporting period ended October 31, 1999, was difficult for high-quality fixed income investors, in that interest rates rose significantly across the entire maturity spectrum. As is typical, the largest rate move occurred in the short to intermediate part of the yield curve, with yield increases in both the two-year treasury and five-year treasury securities of 72 basis points. As a result, most high-quality bond investments experienced a negative total return over the six-month reporting period.

In many respects, the spring and summer of 1999 displayed opposite economic and market characteristics relative to the same period in 1998. Recall that the 1998 marketplace was dominated by worldwide financial crises and economic turmoil. Under these conditions, investors sought the safety and liquidity of U.S. government securities resulting in dramatic interest rate declines. For the most recent six-month reporting period, the global economic landscape showed substantial growth in most regions, creating sizable increases in stock market valuations and overall consumer confidence. In this healthier period, the Federal Reserve Board (the "Fed") moved to twice increase interest rates in an effort to combat potentially rising inflation.

In terms of relative performance within the various fixed income sectors, corporate bonds generally lagged comparable maturity treasury securities. Cash flow into corporate bond investments tended to slow down, while simultaneously corporations were issuing record volumes of new debt securities. The general market sense was that, due to Year 2000 concerns, corporations were issuing new bonds earlier in the calendar year to avoid the potential for a less orderly marketplace as year end approached. Thus, a temporary negative situation arose with more bonds available relative to investor demand, resulting in corporate bond underperformance. Late in the reporting period-October 1999-the negative situation reversed and became positive with more or the same demand as was present in the negative situation, but very little bond supply. Thus, the marketplace appears to be geared to deliver significant outperformance by corporate bonds over the coming months.

No significant changes were made to the fund duration, which was maintained at a neutral target. However, more corporate bond exposure was added to the fund late in the period to take advantage of the higher yields available, relative to government securities. Thus, the fund's portfolio is in a position to benefit from an improved corporate bond market relative to U.S. treasury securities.

Last Meeting of Shareholders

A Special Meeting of the Fund's shareholders was held on November 15, 1999. On September 16, 1999, the record date for the shareholders voting at the meeting, there were 33,884,244 total outstanding shares. The following items were considered by shareholders and the results were as follows:

AGENDA ITEM 1

Elected Trustees: 1



                                                 WITHHELD
                                                 AUTHORITY

                                    FOR          TO VOTE

Thomas G. Bigley                    27,556,802   21,444
Nicholas P. Constantakis            27,557,509   20,737
John F. Cunningham                  27,557,509   20,737
J. Christopher Donahue              27,555,510   22,736
Charles F. Mansfield, Jr.           27,557,509   20,737
John E. Murray, Jr., J.D., S.J.D.   27,557,509   20,737
John S. Walsh                       27,557,509   20,737


1 Trustee elections will become effective January 1, 2000.

AGENDA ITEM 2

Made changes to the Fund's fundamental investment policies:

(a) Amended the Fund's fundamental investment policies regarding diversification.



                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
24,821,584   537,302    2,219,360


(b) Amended the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.



                        ABSTENTIONS AND

FOR          AGAINST    BROKER NON-VOTES
24,688,748   663,298    2,226,200


(c) Amended the Fund's fundamental investment policies regarding investments in real estate.



                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
25,260,826   97,614     2,219,806


(d) Amended the Fund's fundamental investment policies regarding investments in commodities.



                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
25,089,747   264,489    2,224,010


(e) Amended the Fund's fundamental investment policies regarding underwriting securities.



                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
25,147,692   208,008    2,222,546


(f) Amended the Fund's fundamental investment policies regarding lending by the Fund.



                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
25,139,339   213,154    2,225,753


(g) Amended the Fund's fundamental investment policies regarding concentration of the Fund's investments in the securities of companies in the same industry.



                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
25,153,749   203,457    2,221,040


(h) Amended, and made non-fundamental, the Fund's fundamental investment policies regarding buying securities on margin.



                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
24,642,500   707,593    2,228,153


(i) Amended, and made non-fundamental, the Fund's fundamental investment policies regarding pledging assets.



                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
24,653,792   692,955    2,231,499


AGENDA ITEM 3

Eliminated certain fundamental investment policies of the Fund:

(a) Removed the Fund's fundamental investment policies regarding selling securities short.



                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
24,638,192   720,939    2,219,115


AGENDA ITEM 4

Amended and restated the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, its series or classes, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.



                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
24,595,095   752,082    2,231,069


Portfolio of Investments

OCTOBER 31, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                  VALUE

                ASSET-BACKED SECURITIES-2.2%
                HOME EQUITY LOAN-0.6%

  $ 2,000,000   New Century Home Equity
                Loan Trust 1997-NC5, Class

                M2, 7.24%, 10/25/2028            $   1,862,180
                CREDIT CARD-0.1%
      500,000   Discover Card Master Trust
                1996-3, Class B, 6.25%,

                8/18/2008                              482,507
                STRUCTURED PRODUCT (ABS)-0.9%

    2,000,000 1 125 Home Loan Owner Trust
                1998-1A, Class M2, 7.75%,

                2/15/2029                            1,797,500

      354,255   Green Tree Home Equity Loan
                Trust 1999-A, Class B2A,

                7.44%, 2/15/2029                       353,592
      500,000   Residential Funding Corp.
                1993-S26, Class A10,

                7.50%, 7/25/2023                       488,755
      300,000   Residential Funding Corp.
                1993-S31, Class A7, 7.00%,
                9/25/2023                              281,097

       42,604   The Money Store Home Equity
                Trust 1992-B, Class A,

                6.90%, 7/15/2007                        42,527
                TOTAL                                2,963,471

                UTILITIES-0.6%

    2,000,000   California Infrastructure
                & Economic Development
                Bank Special Purpose Trust
                PG&E-1, Class A8, 6.48%,

                12/26/2009                           1,930,460

                TOTAL ASSET-BACKED
                SECURITIES (IDENTIFIED

                COST $7,681,468)                     7,238,618
                COLLATERALIZED MORTGAGE

                OBLIGATIONS-0.0%
                STRUCTURED PRODUCT (ABS)-0.0%

      161,788   Prudential Bache CMO Trust
                Series 8, Class F, 7.965%,
                3/1/2019
                (Identified Cost $170,939)             162,187
                CORPORATE BONDS-62.2%
                AEROSPACE & DEFENSE-1.4%
    1,500,000 1 British Aerospace Finance,
                Inc., 7.50%, 7/1/2027                1,501,339
    3,375,000   Raytheon Co., Notes,

                6.15%, 11/1/2008                     3,055,759
                TOTAL                                4,557,098

                AIR TRANSPORTATION-0.7%
      400,000   Continental Airlines,

                Inc., Pass Thru Cert.,
                Series 1999-ZC, 7.73%,

                3/15/2011                              382,708
    1,582,601   Continental Airlines,
                Inc., Pass Thru Cert.,
                Series 1997-4 B, 6.90%,

                1/2/2017                             1,462,308
      425,000   Southwest Airlines Co.,
                Deb., 7.375%, 3/1/2027                 412,241
                TOTAL                                2,257,257

                AUTOMOBILE-1.7%
    1,500,000   Dana Corp., Note, 6.25%,

                3/1/2004                             1,444,980
    2,460,000   Hertz Corp., Sr. Note,
                7.00%, 1/15/2028                     2,214,640
    2,000,000   Meritor Automotive, Inc.,
                Note, 6.80%, 2/15/2009               1,859,478
                TOTAL                                5,519,098


PRINCIPAL

AMOUNT                                                  VALUE

                CORPORATE BONDS-continued

                BANKING-7.5%
 $  1,250,000   ABN-AMRO Bank NV, Chicago,

                Sub. Deb., 7.30%, 12/1/2026      $   1,166,400
      220,000   Bank One Corp., Sub. Note,
                7.25%, 8/1/2002                        222,915
      100,000   Bank One Corp., Sub. Deb.,
                7.25%, 8/15/2004                       101,102
      250,000   Bank One Corp., Sr. Note,
                8.10%, 3/1/2002                        257,475

    2,000,000   Banco Santander Central
                Hispano, S.A., Bank

                Guarantee, 7.875%, 4/15/2005         2,034,260
      200,000   BankAmerica Corp., Sub.

                Note, 7.75%, 7/15/2002                 205,158
      200,000   BankAmerica Corp., Sub.
                Note, 8.375%, 3/15/2002                207,260
    2,000,000   Barclays North America,
                Deb., 9.75%, 5/15/2021               2,172,620
       10,000   Boatmen's Bancshares,
                Inc., Sub. Note, 9.25%,

                11/1/2001                               10,502
    2,100,000 1 CIBC Capital Funding LP,
                Bank Guarantee, 6.40%,

                12/17/2004                           2,034,984
       30,000   Central Fidelity Banks,
                Inc., Sub. Note, 8.15%,

                11/15/2002                              31,180
    1,000,000   Chase Manhattan Corp.,
                Sub. Note, 6.375%, 2/15/2008           949,500
    2,000,000   City National Bank, Sub.
                Note, 6.375%, 1/15/2008              1,869,543
       40,000   Corestates Capital Corp.,
                Sub. Note, 5.875%,

                10/15/2003                              38,474
    1,000,000 1 Den Danske Bank Group,
                Note, 7.40%, 6/15/2010                 986,140
      500,000 1 Den Danske Bank Group, Sub.
                Note, 7.25%, 6/15/2005                 496,615
       30,000   First Union Corp., Sub.
                Note, 8.00%, 11/15/2002                 30,852
    1,000,000   J.P. Morgan & Co., Inc.,
                Sub. Note, 6.70%,

                11/1/2007                              965,760
    2,300,000   Merita Bank PLC, Sub. Note,
                6.50%, 4/1/2009                      2,141,739
    3,000,000   National Bank of Canada,
                Montreal, Sub. Note,

                8.125%, 8/15/2004                    3,144,060
       15,000   NationsBank Corp., Sub.
                Note, 7.625%, 4/15/2005                 15,360
    1,000,000   NationsBank Corp., Sub.
                Note, Series MTNF, 7.19%,

                7/30/2012                              973,490
       30,000   NorWest Corp., MTN, 5.75%,
                2/1/2003                                29,140
      430,000   PNC Funding Corp., Sub.
                Note, 6.875%, 7/15/2007                418,295
    2,750,000   Republic New York Corp.,
                Sub. Note, 7.75%,

                5/15/2009                            2,785,722
       30,000   Republic New York Corp.,
                Sub. Note, 8.25%,

                11/1/2001                               30,814

      200,000   SunTrust Bank, Central
                Florida, Sub. Note, 6.90%,

                7/1/2007                               196,010
      255,000   SunTrust Banks, Inc.,
                Note, 7.375%, 7/1/2002                 258,891
       15,000   SunTrust Banks, Inc., Sub.
                Note, 6.125%, 2/15/2004                 14,548
    1,000,000 1 Swedbank, Sub., 7.50%,
                11/29/2049                             947,917
                TOTAL                               24,736,726

                BEVERAGE & TOBACCO-0.7%
      100,000   Anheuser-Busch Cos., Inc.,

                Unsecd. Note, 6.90%,

                10/1/2002                              100,063
      225,000   Anheuser-Busch Cos., Inc.,
                Unsecd. Note, 8.75%,

                12/1/1999                              225,711

PRINCIPAL

AMOUNT                                                  VALUE

                CORPORATE BONDS-continued

                BEVERAGE & TOBACCO-CONTINUED
 $  1,000,000   Philip Morris Cos., Inc.,

                Note, 7.125%, 8/15/2002          $     985,490
      100,000   Philip Morris Cos., Inc.,
                Note, 7.625%, 5/15/2002                100,065
    1,000,000   Philip Morris Cos., Inc.,
                Unsecd. Note, 9.00%,

                1/1/2001                             1,017,980
                TOTAL                                2,429,309

                CABLE TELEVISION-1.2%
    3,500,000   Continental Cablevision,

                Sr. Deb., 9.50%, 8/1/2013            3,928,085
                CHEMICALS & PLASTICS-0.6%

    1,500,000 1 Bayer Corp., Deb., 6.50%,

                10/1/2002                            1,489,950
       40,000   Du Pont (E.I.) de Nemours &
                Co., Note, 8.125%,

                3/15/2004                               42,005
      750,000 1 Fertinitro Finance, Inc.,
                Company Guarantee, 8.29%,

                4/1/2020                               514,197
       30,000   PPG Industries, Inc.,
                Note, 6.50%, 11/1/2007                  28,894
                TOTAL                                2,075,046

                CONGLOMERATES-0.3%
      750,000   Loews Corp., Deb., 8.875%,

                4/15/2011                              825,817
                CONSUMER PRODUCTS-0.1%

      100,000   Hershey Foods Corp., Note,
                6.70%, 10/1/2005                        98,288
      300,000   Sara Lee Corp., Sr. Note,

                6.00%, 1/15/2008                       278,997
                TOTAL                                  377,285

                ECOLOGICAL SERVICES &

                EQUIPMENT-0.6%
      175,000   USA Waste Services, Inc.,

                Sr. Note, 7.125%,

                10/1/2007                              149,086
    2,000,000   WMX Technologies, Inc.,
                Deb., 8.75%, 5/1/2018                1,811,960
                TOTAL                                1,961,046

                EDUCATION-1.4%
    2,075,000   Boston University, 7.625%,

                7/15/2097                            1,955,916
    1,450,000   Columbia University, MTN,
                8.62%, 2/21/2001                     1,494,036
    1,100,000   Harvard University,
                Revenue Bonds, 8.125%

                Bonds, 4/15/2007                     1,176,186
                TOTAL                                4,626,138

                ELECTRONICS-0.8%

    1,500,000   General Electric Financial
                Services, Inc., MTN,

                9.18%, 12/30/2008                    1,704,150

      225,000   General Electric Financial
                Services, Inc., Sr. Note,

                6.29%, 12/15/2001                      224,348

      115,000   International Business
                Machines Corp., 7.25%,

                11/1/2002                              117,115

      500,000   International Business
                Machines Corp., Note,

                6.45%, 8/1/2007                        487,710

      100,000   International Business
                Machines Corp., Unsecd.

                Note, 6.375%, 6/15/2000                100,346
       15,000   Rockwell International
                Corp., Unsecd. Note,

                6.625%, 6/1/2005                        14,652
                TOTAL                                2,648,321


PRINCIPAL

AMOUNT                                                  VALUE

                CORPORATE BONDS-continued
                FINANCE - AUTOMOTIVE-2.5%

 $  2,100,000   Ford Capital BV, Note,

                9.375%, 5/15/2001                $   2,187,906
      100,000   Ford Motor Credit Corp.,
                Note, 6.375%, 4/15/2000                100,153
      100,000   Ford Motor Credit Corp.,
                Note, 6.625%, 6/30/2003                 99,221
    2,500,000   Ford Motor Credit Corp.,
                Note, 7.375%, 10/28/2009             2,527,725
      250,000   Ford Motor Credit Corp.,
                MTN, 7.50%, 4/25/2011                  249,730
       35,000   Ford Motor Credit Corp.,
                Note, 7.75%, 3/15/2005                  36,019
      100,000   Ford Motor Credit Corp.,
                Unsecd. Note, 8.00%,

                6/15/2002                              103,073
    1,000,000   Ford Motor Credit Corp.,
                Unsub., 6.875%, 6/5/2001               997,031
      485,000   General Motors Acceptance
                Corp., MTN, 7.50%,

                5/25/2000                              488,686

       45,000   General Motors Acceptance
                Corp., MTN, 6.25%,

                1/11/2000                               45,049

      155,000   General Motors Acceptance
                Corp., Note, 7.00%,

                9/15/2002                              155,961

    1,170,000   General Motors Acceptance
                Corp., Sr. Note, 5.75%,

                11/10/2003                           1,125,868
                TOTAL                                8,116,422

                FINANCE - RETAIL-0.2%
       50,000   Commercial Credit Co.,

                Note, 5.55%, 2/15/2001                  49,438
      100,000   Household Finance Corp.,
                Note, 6.125%, 8/15/2003                 96,686
      100,000   Household Finance Corp.,
                Note, 7.00%, 9/15/2002                  99,947
      100,000   Household Finance Corp.,
                Sr. Note, 7.25%, 8/15/2002             100,964
      395,000   Sears Roebuck Acceptance
                Corp., MTN, 6.56%, 9/5/2000            394,838
                TOTAL                                  741,873
                FINANCIAL INTERMEDIARIES-6.6%
    2,500,000   Amvescap PLC, Sr. Note,

                6.60%, 5/15/2005                     2,390,325

      700,000   Donaldson, Lufkin and
                Jenrette Securities Corp.,

                Note, 6.875%, 11/1/2005                681,996
    1,000,000   Donaldson, Lufkin and
                Jenrette Securities Corp.,
                Sr. Note, 5.875%, 4/1/2002             974,770

    1,000,000   Donaldson, Lufkin and
                Jenrette Securities Corp.,

                Sr. Note, 6.50%, 6/1/2008              934,940
        7,800   Equitable Cos., Inc., Sr.
                Note, 6.75%, 12/1/2000                   7,809
    3,700,000 1 Fidelity Investments,
                Deb., 7.57%, 6/15/2029               3,680,797
      175,000   Lehman Brothers Holdings,
                Inc., Bond, 7.00%, 5/15/2003           173,617
      625,000   Lehman Brothers Holdings,
                Inc., Note, 6.90%, 1/29/2001           625,494
    2,000,000   Lehman Brothers, Inc., Sr.
                Sub. Note, 7.375%, 1/15/2007         1,976,100
    1,625,000   Marsh & McLennan Cos.,

                Inc., Sr. Note, 7.125%,

                6/15/2009                            1,611,464
    1,000,000   Merrill Lynch & Co., Inc.,
                MTN, 7.20%, 10/15/2012                 992,420
      500,000   Merrill Lynch & Co., Inc.,
                Note, 6.875%, 3/1/2003                 500,710
       15,000   Merrill Lynch & Co., Inc.,
                Note, 7.375%, 5/15/2006                 15,105

PRINCIPAL

AMOUNT                                                  VALUE

                CORPORATE BONDS-continued
                FINANCIAL INTERMEDIARIES-

                CONTINUED
 $    100,000   Merrill Lynch & Co., Inc.,

                Note, 8.30%, 11/1/2002           $     104,154
       65,000   Merrill Lynch & Co., Inc.,
                Note, 8.375%, 2/9/2000                  65,436
    1,000,000   Merrill Lynch & Co., Inc.,
                Note, Series MTN, 7.19%,

                8/7/2012                               989,400
      750,000   Merrill Lynch & Co., Inc.,
                Sr. Unsub., 6.00%, 2/17/2009           686,677
      920,000   Morgan Stanley Group,
                Inc., Deb., 9.375%, 6/15/2001          958,189
    1,000,000   PaineWebber Group, Inc.,
                Sr. Note, 6.64%, 4/14/2010             919,650
    2,000,000   Salomon Smith Barney
                Hldgs., Inc., Note,

                7.375%, 5/15/2007                    2,000,300

      100,000   Salomon Smith Barney
                Hldgs., Inc., Note, Series

                C, 7.15%, 2/15/2003                    100,399

      100,000   Salomon Smith Barney
                Hldgs, Inc., Unsecd. Note,

                Series MTN, 6.35%, 1/15/2004            97,139
        5,000   Salomon Smith Barney
                Hldgs., Inc., Note,

                6.375%, 10/1/2004                        4,820

       10,000   Salomon Smith Barney
                Hldgs., Inc., Note,

                6.625%, 11/15/2003                       9,854

      200,000   Salomon Smith Barney
                Hldgs., Inc., Sr. Note,

                6.80%, 4/15/2003                       199,376

      946,475 1 World Financial, Pass Thru
                Cert., Series 96 WFP-B,

                6.91%, 9/1/2013                        909,945
                TOTAL                               21,610,886

                FINANCIAL SERVICES-0.9%

       20,000   Associates Corp. of North
                America, Sr. Note, 6.00%,

                6/15/2000                               19,995

       15,000   Deere (John) Capital
                Corp., Sr. Note, 7.52%,

                3/6/2000                                15,078

    3,000,000   General Electric Capital

                Corp., MTN, 6.65%, 9/3/2002          3,004,650
       10,000   Paccar Financial Corp.,
                Sr. Note, 6.18%, 2/15/2001               9,959
       50,000   Pitney Bowes Credit Corp.,
                Unsecd. Note, 8.80%,

                2/15/2003                               53,029

      100,000   U.S. Leasing
                International, Unsecd.

                Note, 6.625%, 5/15/2003                 99,157
                TOTAL                                3,201,868

                FOOD PRODUCTS-0.1%

        5,000   Grand Metropolitan
                Investment Corp., 9.00%,

                8/15/2011                                5,628
      300,000   Kraft General Foods, Inc.,
                Deb., 6.00%, 6/15/2001                 296,964
                TOTAL                                  302,592

                FOREST PRODUCTS-1.1%
    1,000,000   Fort James Corp., Deb.,

                8.375%, 11/15/2001                   1,026,420
      300,000   Fort James Corp., Sr. Note,
                6.234%, 3/15/2001                      299,202
      310,000   Fort James Corp., Sr. Note,
                7.65%, 12/26/2000                      313,683
    1,000,000   Quno Corp., Sr. Note,
                9.125%, 5/15/2005                    1,054,670
       25,000   Union Camp Corp., Note,
                6.50%, 11/15/2007                       23,738
      750,000   Westvaco Corp., Deb.,
                7.75%, 2/15/2023                       727,515
       25,000   Weyerhaeuser Co., Deb.,
                9.05%, 2/1/2003                         26,486
                TOTAL                                3,471,714


PRINCIPAL

AMOUNT                                                  VALUE

                CORPORATE BONDS-continued
                HEALTH SERVICES-0.3%

 $  1,000,000   Aetna Services, Inc.,
                Company Guarantee, 6.75%,

                8/15/2001                        $     994,650
                INDUSTRIAL PRODUCTS &
                EQUIPMENT-0.1%
       10,000   Air Products & Chemicals,

                Inc., Note, 7.375%, 5/1/2005             9,885
       30,000   Dresser Industries, Inc.,
                Note, 6.25%, 6/1/2000                   30,047
      300,000   Illinois Tool Works, Inc.,
                Note, 5.875%, 3/1/2000                 300,261
       25,000   Ingersoll-Rand Co., Note,
                6.51%, 12/1/2004                        24,073
       10,000   Ingersoll-Rand Co., Note,
                6.60%, 8/1/2000                         10,013
                TOTAL                                  374,279

                INSURANCE-4.6%
    2,500,000   Allmerica Financial Corp.,

                Sr. Note, 7.625%, 10/15/2025         2,388,675
      500,000   CIGNA Corp., Sr. Note,

                7.40%, 1/15/2003                       498,610
    1,000,000   Continental Corp., Unsecd.
                Note, 7.25%, 3/1/2003                  992,600
    2,000,000 1 Equitable Life, Note,
                7.70%, 12/1/2015                     2,021,460
    1,500,000   GEICO Corp., Deb., 9.15%,
                9/15/2021                            1,626,900
       25,000   ITT Hartford Group, Inc.,
                Note, 8.30%, 12/1/2001                  25,736
       15,000   Lincoln National Corp.,
                Note, 7.625%, 7/15/2002                 15,249
      250,000   MBIA INS Corp., Deb.,
                9.00%, 2/15/2001                       257,165
      900,000   Provident Cos., Inc.,
                Bond, 7.405%, 3/15/2038                808,479
    2,000,000 1 Reinsurance Group of
                America, Sr. Note, 7.25%,

                4/1/2006                             1,961,530
    1,000,000   St. Paul Cos., Inc., MTN,
                Series MTNB, 7.29%, 8/28/2007          985,380
    1,500,000   SunAmerica, Inc., MTN,
                7.34%, 8/30/2005                     1,513,125

    2,150,000 1 Union Central Life
                Insurance Co., Note,

                8.20%, 11/1/2026                     2,153,182
                TOTAL                               15,248,091
                LEISURE & ENTERTAINMENT-1.2%

       40,000   Disney (Walt) Co., Bond,

                6.375%, 3/30/2001                       39,996
    3,200,000   Paramount Communications,
                Inc., Sr. Deb., 8.25%,

                8/1/2022                             3,196,064
      800,000   Paramount Communications,
                Inc., Sr. Note, 7.50%,

                1/15/2002                              808,000
                TOTAL                                4,044,060

                METALS & MINING-1.6%
    3,000,000   Barrick Gold Corp., Deb.,

                7.50%, 5/1/2007                      2,976,150
      875,000   Noranda, Inc., Deb.,
                8.625%, 7/15/2002                      895,676
      765,000   Noranda, Inc., Deb.,
                8.125%, 6/15/2004                      776,919
      750,000   Placer Dome, Inc., Bond,
                8.50%, 12/31/2045                      709,597
                TOTAL                                5,358,342


PRINCIPAL

AMOUNT                                                  VALUE

                CORPORATE BONDS-continued
                MUNICIPAL SERVICES-2.8%

 $  1,250,000   Atlanta & Fulton County, GA
                Recreation Authority,
                Taxable Revenue Bonds,
                Series 1997, 7.00% Bonds
                (Downtown Arena
                Project)/(FSA INS),
                12/1/2028                        $   1,172,425
    1,325,000   Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC),

                11/1/2018                            1,317,395
    2,000,000   McKeesport, PA Taxable GO,
                Series B 1997, 7.30% Bonds
                (MBIA INS), 3/1/2020                 1,929,960

    1,000,000   Miami Florida Revenue
                Pension Obligation, 7.20%

                Bonds (AMBAC LOC), 12/1/2025           949,490
    1,500,000   Minneapolis/St. Paul, MN
                Airport Commission, UT GO
                Taxable Revenue Bonds
                (Series 9), 8.95% Bonds
                (Minneapolis/St. Paul,

                MN), 1/1/2022                        1,591,365

    1,000,000   Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC
                GTD),

                9/1/2014                             1,060,320
    1,000,000   St. Johns County, FL
                Convention Center, Taxable
                Municipal Revenue Bonds,
                8.00% Bonds (FSA INS),

                1/1/2026                               998,780
                TOTAL                                9,019,735

                OIL & GAS-1.4%
       10,000   Atlantic Richfield Co.,

                Deb., 9.125%, 3/1/2011                  11,444
    1,750,000 1 Baker Hughes, Inc., Sr.
                Notes, 6.25%, 1/15/2009              1,637,755
    1,000,000   Global Marine, Inc., Sr.
                Note, 7.125%, 9/1/2007                 973,940
    1,000,000   Sun Co., Inc., 9.00%,
                11/1/2024                            1,081,550
      900,000   Sunoco, Inc., Note, 7.75%,
                9/1/2009                               899,397
                TOTAL                                4,604,086

                PHARMACEUTICAL-0.3%

      500,000   American Home Products
                Corp., Note, 7.70%,

                2/15/2000                              502,405

      250,000   American Home Products
                Corp., Note, 7.90%,

                2/15/2005                              256,102
      100,000   Lilly (Eli) & Co., Unsecd.
                Note, 6.25%, 3/15/2003                  98,824
                TOTAL                                  857,331

                RACETRACKS-1.0%

    3,250,000 1 International Speedway

                Corp., 7.875%, 10/15/2004            3,245,548
                RAIL INDUSTRY-0.6%

      905,329   Atchison Topeka & SF RR,
                Equip. Trust, 6.55%,

                1/6/2013                               834,740

    1,000,000   Burlington Northern Santa
                Fe, Pass Thru Cert., 7.57%,

                1/2/2021                             1,001,810
                TOTAL                                1,836,550

                REAL ESTATE-2.0%

    3,150,000   New Plan Excel Realty

                Trust, MTN, 7.40%, 9/15/2009         3,025,386
    3,000,000   Simon Property Group,

                Inc., Note, 7.125%, 2/9/2009         2,779,710
      900,000   Storage USA, Deb., 7.50%,

                12/1/2027                              741,942
                TOTAL                                6,547,038


PRINCIPAL

AMOUNT                                                  VALUE

                CORPORATE BONDS-continued

                RETAILERS-4.4%
 $  3,000,000   Dayton-Hudson Corp., Deb.,

                10.00%, 12/1/2000                $   3,111,990
      350,000   Dayton-Hudson Corp., Deb.,
                8.50%, 12/1/2022                       365,004
       15,000   Dillard Investment, Deb.,
                9.25%, 2/1/2001                         15,471
    2,000,000   May Department Stores Co.,
                Deb., 8.125%, 8/15/2035              2,055,740
      500,000   May Department Stores Co.,
                Deb., 9.875%, 6/15/2021                540,485
    3,000,000   Safeway, Inc., Note,
                7.25%, 9/15/2004                     3,014,670
    2,000,000   Sears, Roebuck & Co., MTN,
                10.00%, 2/3/2012                     2,328,420
      500,000   Sears, Roebuck & Co., MTN,
                7.32%, 4/24/2000                       502,425
       50,000   Wal-Mart Stores, Inc.,
                Note, 8.625%, 4/1/2001                  51,569
      565,000   Wal-Mart Stores, Inc.,
                Note, 9.10%, 7/15/2000                 577,136
    1,600,000   Wal-Mart Stores, Inc., Sr.
                Unsecd. Note, 6.875%,

                8/10/2009                            1,606,448
      200,000   Wal-Mart Stores, Inc.,
                Unsecd. Note, 6.50%, 6/1/2003          199,752
                TOTAL                               14,369,110

                SERVICES-0.1%
      500,000   Olsten Corp., Sr. Note,

                7.00%, 3/15/2006                       455,020
                SOVEREIGN GOVERNMENT-2.0%

      200,000   Quebec, Province of,

                11.00%, 6/15/2015                      213,834
    3,000,000   Quebec, Province of, Deb.,
                Series NN, 7.125%, 2/9/2024          2,901,780
    1,000,000   Quebec, Province of, Deb.,
                9.125%, 8/22/2001                    1,037,428
    1,000,000   Sweden, Government of,
                Deb., 10.25%, 11/1/2015              1,216,990
    1,000,000   Victoria Public Authority,
                Local Gov't. Guarantee,

                8.25%, 1/15/2002                     1,039,354
                TOTAL                                6,409,386

                SUPRANATIONAL-0.3%
    1,100,000   Corp Andina De Fomento, Sr.

                Note, 7.75%, 3/1/2004                1,099,043
                TECHNOLOGY SERVICES-1.8%

    2,200,000   Dell Computer Corp., Deb.,
                7.10%, 4/15/2028                     2,030,886
      410,000   Lucent Technologies, Inc.,
                Note, 6.90%, 7/15/2001                 413,403
    3,200,000   Unisys Corp., Sr. Note,

                11.75%, 10/15/2004                   3,552,000
                TOTAL                                5,996,289

                TELECOMMUNICATIONS &
                CELLULAR-4.7%

    2,000,000   AT&T Corp., Note, 6.00%,

                3/15/2009                            1,855,740
      250,000   Bell Atlantic-New Jersey,
                Deb., 5.875%, 2/1/2004                 242,283
    1,850,000   BellSouth
                Telecommunications, Inc.,

                Note, 6.00%, 6/15/2002               1,824,951
       15,000   Chesapeake & Potomac
                Telephone Co. of VA, Deb.,
                6.75%, 5/1/2008                         14,746


PRINCIPAL

AMOUNT                                                  VALUE

                CORPORATE BONDS-continued

                TELECOMMUNICATIONS &

                CELLULAR-CONTINUED

 $     50,000   Chesapeake & Potomac
                Telephone Co. of
                Washington D.C., Deb.,
                7.00%, 2/1/2009                  $      49,481
    2,250,000   Cox Communications, Inc.,
                MTN, 6.69%, 9/20/2004                2,202,975
      100,000   GTE Southwest, Inc., Deb.,
                6.54%, 12/1/2005                        96,893
    3,000,000   Lucent Technologies, Inc.,
                Deb., 6.45%, 3/15/2029               2,727,300
    2,000,000   MetroNet Escrow Corp., Sr.
                Note, 10.625%, 11/1/2008             2,280,000
       15,000   New England Telephone &
                Telegraph, Deb., 6.125%,

                10/1/2006                               14,337
      800,000   New England Telephone &
                Telegraph, Deb., 8.625%,

                8/1/2001                               828,008
      100,000   New York Telephone Co.,
                Unsecd. Note, 6.25%, 2/15/2004          97,339
      115,000   Ohio Bell Telephone Co.,
                Unsecd. Note, 6.125%,

                5/15/2003                              112,712
    3,125,000 1 Telecom de Puerto Rico,
                Note, 6.65%, 5/15/2006               3,021,753
                TOTAL                               15,368,518

                UTILITIES-4.6%
       15,000   Bell Atlantic Corp., Deb.,

                6.75%, 5/1/2008                         14,744

      250,000   Central Illinois Public
                Service Co., 1st Mtg. Bond,

                6.00%, 4/1/2000                        250,313
      250,000   Consolidated Edison Co.,
                Deb., Series 92B, 7.625%,

                3/1/2004                               257,333
    2,000,000   Duke Energy Corp., Sr.
                Note, 5.375%, 1/1/2009               1,754,000
    1,600,000 1 Edison Mission Holding
                Co., Sr. Secd. Note,

                8.734%, 10/1/2026                    1,545,840
    1,250,000   Enersis S.A., Note, 7.40%,
                12/1/2016                            1,046,175

    1,000,000   Gulf States Utilities, 1st
                Mtg. Bond, Series 2005B,

                6.77%, 8/1/2005                        970,520
    1,500,000 1 Israel Electric Corp.
                Ltd., Sr. Note, 7.875%,

                12/15/2026                           1,359,780
      400,000 1 Israel Electric Corp.
                Ltd., Sr. Secd. Note,

                7.75%, 3/1/2009                        393,805

      100,000   Louisiana Power & Light
                Co., 1st Mtg. Bond, 7.50%,

                11/1/2002                              100,894
       30,000   Michigan Consolidated Gas,
                1st Mtg. Bond, 6.80%,

                6/15/2003                               30,403
      300,000   Midwest Power Systems,
                Inc., Mtg. Bond, 6.75%,

                2/1/2000                               300,507

      180,000   Minnesota Power and Light
                Co., 1st Mtg. Bond, 7.75%,

                6/1/2007                               182,021

    3,250,000   National Rural Utilities
                Cooperative Finance Corp.,

                MTN, 5.75%, 12/1/2008                2,981,518
       25,000   Pacific Gas & Electric Co.,
                1st Ref. Mtg., 6.75%,

                12/1/2000                               25,037
    1,000,000   Pacific Gas & Electric Co.,
                Unsecd. Note, Series B,

                7.75%, 6/30/2004                     1,028,390
    1,200,000   Puget Sound Energy, Inc.,
                MTN, 7.02%, 12/1/2027                1,097,184
      100,000   Reliant Energy, Inc.,
                Collateral Trust, Series

                C, 6.50%, 4/21/2003                     97,797
        5,000   Sonat, Inc., Note, 6.875%,
                6/1/2005                                 4,852
    1,000,000 1 Tenaga Nasional Berhad,
                Deb., 7.50%, 1/15/2096                 720,600
    1,000,000   West Penn Power Co., 1st
                Mtg. Bond, 7.875%, 12/1/2004         1,013,550
                TOTAL                               15,175,263

                TOTAL CORPORATE BONDS

                (IDENTIFIED COST $218,108,605)     204,388,920

PRINCIPAL

AMOUNT                                                  VALUE

                GOVERNMENT AGENCIES-17.0%
                GOVERNMENT AGENCY-17.0%

 $  1,250,000   Federal Farm Credit

                System, MTN, 5.93%, 8/7/2008     $   1,178,613
      100,000   Federal Home Loan Bank
                System, 6.00%, 6/30/2003                97,913
    1,000,000   Federal Home Loan Bank
                System, 6.10%, 4/7/2003                983,580
    1,000,000   Federal Home Loan Bank
                System, 6.11%, 4/17/2003               983,770
    1,000,000   Federal Home Loan Bank
                System, 5.30%, 11/17/2003              961,050
    1,000,000   Federal Home Loan Bank
                System, 5.92%, 3/3/2009                940,480
    1,000,000   Federal Home Loan Bank
                System, 6.00%, 7/7/2004                970,620
    1,750,000   Federal Home Loan Bank
                System, 6.00%, 5/17/2006             1,669,640
    1,000,000   Federal Home Loan Bank
                System, 6.14%, 5/11/2005               967,990
    2,000,000   Federal Home Loan Bank
                System, 6.23%, 6/1/2005              1,941,740
    1,000,000   Federal Home Loan Bank
                System, 6.58%, 6/21/2006               992,740
    1,500,000   Federal Home Loan Bank
                System, 7.00%, 7/16/2009             1,478,490
    1,000,000   Federal Home Loan Bank
                System, 7.00%, 12/15/2009              971,280
    1,500,000   Federal Home Loan Bank
                System, Note, Series HH07,
                6.90%, 2/7/2007                      1,520,025

      200,000   Federal Home Loan Bank
                System, Series BC01,

                5.71%, 7/13/2001                       198,710

      500,000   Federal Home Loan Bank
                System, Series Q, 5.05%,

                3/29/2000                              498,730

    3,000,000   Federal Home Loan Mortgage
                Corp., 5.00%, 3/10/2000              2,992,500
    4,000,000   Federal Home Loan Mortgage
                Corp., Deb., 6.22%,

                3/18/2008                            3,799,520

    2,500,000   Federal Home Loan Mortgage
                Corp., Deb., 6.35%,

                7/17/2008                            2,375,900

    2,500,000   Federal Home Loan Mortgage
                Corp., Deb., 8.05%,

                4/5/2010                             2,521,950

    2,000,000   Federal Home Loan Mortgage
                Corp., Deb., 8.29%,

                9/30/2009                            2,040,780

    1,333,000   Federal Home Loan Mortgage
                Corp., Series 1228H,

                7.00%, 2/15/2022                     1,317,910

      400,000   Federal Home Loan Mortgage
                Corp., Series 1324VE,

                7.00%, 8/15/2008                       401,636

    1,470,000   Federal Home Loan Mortgage
                Corp., Series 1468M,

                7.00%, 1/15/2010                     1,449,435

    1,000,000   Federal Home Loan Mortgage
                Corp., Series 24, Class VB,

                6.50%, 7/25/2010                       990,970

      500,000   Federal National Mortgage
                Association, 8.25%,

                12/18/2000                             512,280

      150,000   Federal National Mortgage
                Association, MTN, 6.25%,

                12/13/2002                             148,688

    1,650,000   Federal National Mortgage
                Association, MTN, 6.71%,

                7/24/2001                            1,667,177

    1,500,000   Federal National Mortgage
                Association, MTN, Series

                B, 7/9/2012                            542,325

    2,500,000   Federal National Mortgage
                Association, MTN, Series

                MTN, 6.00%, 4/17/2006                2,390,875

    1,000,000   Federal National Mortgage
                Association, Series 1992-
                124, Class D, 7.00%,

                4/25/2010                              982,530

    2,000,000   Federal National Mortgage
                Association, Series 1993-
                139, Class KD, 7.00%,

                7/25/2006                            1,982,300

      923,908   Federal National Mortgage
                Association, Series 1994-
                79, Class G, 7.00%,

                11/25/2004                             927,909

    1,000,000   Federal National Mortgage
                Association, Series 1996-
                68, Class VC, 6.50%,

                9/18/2010                              935,840

PRINCIPAL
AMOUNT

OR SHARES                                               VALUE

                GOVERNMENT AGENCIES-continued

                GOVERNMENT AGENCY-CONTINUED

 $  1,000,000   Federal National Mortgage
                Association, Series G93-

                31, Class H, 7.00%, 2/25/2013    $     961,690
    4,000,000   Federal National Mortgage
                Association, Unsecd. Note,
                6.65%, 11/7/2007                     3,906,480

      200,000   Federal National Mortgage
                Association, Unsecd. Note,

                7.15%, 5/26/2004                       199,704

       10,000   Federal National Mortgage
                Association, Unsecd. Note,

                7.95%, 3/7/2005                         10,069

      500,000   Financial Assistance

                Corp., 9.20%, 9/27/2005                513,065
    3,305,000   Tennessee Valley
                Authority, 0/8.625%,

                11/15/2029                           3,477,257

    1,849,000   Tennessee Valley
                Authority, 0/8.625%,

                11/15/2029                           1,945,370

      500,000   Tennessee Valley

                Authority, 6.125%, 7/15/2003           494,640

                TOTAL GOVERNMENT AGENCIES

                (IDENTIFIED COST $57,476,165)       55,844,171
                PREFERRED STOCKS-0.0%

                TELECOMMUNICATIONS &
                CELLULAR-0.0%

        6,100   AT&T Corp., Pfd.

                (Identified Cost $159,820)             154,025
                MUTUAL FUNDS-13.7%

    3,760,207   Federated Mortgage Core
                Portfolio (Identified Cost

                $45,803,920)                        45,062,348
                TREASURY SECURITIES-2.0%

                U.S. TREASURY BONDS-1.0%

    1,400,000   Bond, 8.50%, 2/15/2020               1,712,830
    1,265,000   Bond, 9.875%, 11/15/2015             1,688,484
                TOTAL                                3,401,314
                U.S. TREASURY NOTES-1.0%

    3,240,000   Note, 7.75%, 11/30/1999              3,248,359
                TOTAL TREASURY SECURITIES

                (IDENTIFIED COST $6,857,938)         6,649,673
                REPURCHASE AGREEMENT-1.6% 2

    5,145,000   ABN AMRO, Inc., 5.34%,
                dated 10/29/1999, due

                11/1/1999 (at amortized cost)        5,145,000

                TOTAL INVESTMENTS
                (IDENTIFIED COST

                $333,551,448) 3                  $ 324,644,942


1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $32,420,637 which represents 9.86% of net assets.

2 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements is through participation in joint accounts with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $333,551,448. The net unrealized depreciation of investments on a federal tax basis amounts to $8,906,506 which is comprised of $618,330 appreciation and $9,524,836 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($328,862,718) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation CGIC -Capital Guaranty Insurance Corporation CMO -Collateralized Mortgage Obligation FSA -Financial Security Assurance GO -General Obligation GTD -Guaranty INS -Insured LOC -Letter of Credit LP -Limited Partnership MBIA -Municipal Bond Investors Assurance MTN -Medium Term Note PLC -Public Limited Company UT -Unlimited Tax


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$333,551,448)                                   $ 324,644,942
Income receivable                                   5,603,054
Receivable for investments
sold                                                2,400,000
Receivable for shares sold                              3,075
TOTAL ASSETS                                      332,651,071
LIABILITIES:

Payable for investments
purchased                       $ 1,936,716
Payable for shares
redeemed                              5,804
Income distribution
payable                           1,794,588
Accrued expenses                     51,245
TOTAL LIABILITIES                                   3,788,353
Net assets for 33,889,647
shares outstanding                              $ 328,862,718
NET ASSETS CONSIST OF:

Paid in capital                                 $ 338,376,900
Net unrealized
depreciation of
investments                                        (8,906,506)
Accumulated net realized
loss on investments                                  (664,087)
Undistributed net
investment income                                      56,411
TOTAL NET ASSETS                                $ 328,862,718
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$311,659,394 / 32,116,820
shares outstanding                                      $9.70
INSTITUTIONAL SERVICE
SHARES:
$17,203,324 / 1,772,827
shares outstanding                                      $9.70


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)



INVESTMENT INCOME:
Dividends                                                          $   1,213,187
Interest                                                               8,453,901
TOTAL INCOME                                                           9,667,088
EXPENSES:

Investment advisory fee                          $   708,615
Administrative personnel
and services fee                                     106,859
Custodian fees                                         9,568
Transfer and dividend
disbursing agent fees and
expenses                                              17,862
Directors'/Trustees' fees                              2,714
Auditing fees                                          9,097
Legal fees                                             3,088
Portfolio accounting fees                             46,263
Distribution services fee-
Institutional Service
Shares                                                20,146
Shareholder services fee-
Institutional Shares                                 334,162
Shareholder services fee-
Institutional Service
Shares                                                20,146
Share registration costs                              27,604
Printing and postage                                  19,943
Insurance premiums                                     1,273
Miscellaneous                                          5,756
TOTAL EXPENSES                                     1,333,096
WAIVERS:
Waiver of investment
advisory fee                    $  (172,930)
Waiver of distribution
services fee-Institutional
Service Shares                       (7,253)
Waiver of shareholder
services fee-Institutional
Shares                             (334,162)
Waiver of shareholder
services fee-Institutional
Service Shares                      (12,893)
TOTAL WAIVERS                                       (527,238)
Net expenses                                                             805,858
Net investment income                                                  8,861,230
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments                                                           (1,212,378)
Net change in unrealized
depreciation                                                          (9,622,552)
Net realized and
unrealized loss on
investments                                                          (10,834,930)
Change in net assets
resulting from operations                                          $  (1,973,700)


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                    SIX MONTHS

                                         ENDED

                                   (unaudited)           YEAR ENDED
                                   OCTOBER 31,            APRIL 30,

                                          1999                 1999
INCREASE (DECREASE) IN NET

ASSETS:
OPERATIONS:

Net investment income            $   8,861,230       $   11,918,718
Net realized gain (loss) on
investments ($(1,212,378)
and $548,291,
respectively, as computed
for federal tax purposes)           (1,212,378)             553,848
Net change in unrealized
depreciation                        (9,622,552)          (3,196,353)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS           (1,973,700)           9,276,213
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (8,351,100)         (11,439,982)
Institutional Service
Shares                                (482,968)            (499,158)
Distributions from net
realized gains
Institutional Shares                         -              (83,351)
Institutional Service
Shares                                       -               (4,200)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (8,834,068)         (12,026,691)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             145,602,218          119,291,368
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,712,079            3,073,325
Cost of shares redeemed            (40,672,491)         (67,819,828)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       106,641,806           54,544,865
Change in net assets                95,834,038           51,794,387
NET ASSETS:

Beginning of period                233,028,680          181,234,293
End of period (including
undistributed net
investment income of
$56,411 and $29,249,

respectively)                    $ 328,862,718       $  233,028,680


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                SIX MONTHS

                                     ENDED

                               (unaudited)

                              OCTOBER  31,                       YEAR ENDED APRIL 30,
                                      1999         1999         1998         1997        1996        1995
NET ASSET VALUE, BEGINNING
OF PERIOD                           $10.07       $10.17       $ 9.79       $ 9.77      $ 9.55      $ 9.53
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                 0.31         0.60         0.63         0.63        0.66        0.66
Net realized and
unrealized gain (loss) on
investments.                         (0.37)       (0.10)        0.38         0.03        0.22        0.02
TOTAL FROM

INVESTMENT OPERATIONS                (0.06)        0.50         1.01         0.66        0.88        0.68
LESS DISTRIBUTIONS:
Distributions from net
investment income                    (0.31)       (0.60)       (0.63)       (0.63)      (0.66)      (0.66)
Distributions from net
realized gain on
investments                              -        (0.00) 1         -        (0.01)          -           -
TOTAL DISTRIBUTIONS                  (0.31)       (0.60)       (0.63)       (0.64)      (0.66)      (0.66)
NET ASSET VALUE, END

OF PERIOD                           $ 9.70       $10.07       $10.17       $ 9.79      $ 9.77      $ 9.55
TOTAL RETURN 2                       (0.62)%       5.03%       10.58%        7.00%       9.13%       7.53%

RATIOS TO AVERAGE NET ASSETS:

Expenses 3                            0.92% 4      0.98%        1.02%        1.12%       1.40%       1.70%
Net investment income 3               5.90% 4      5.44%        5.83%        5.91%       5.67%       5.90%
Expenses (after waivers)              0.55% 4      0.55%        0.55%        0.55%       0.55%       0.48%
Net investment income
(after waivers)                       6.27% 4      5.87%        6.30%        6.48%       6.52%       7.12%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $311,659     $219,824     $176,712     $121,307     $87,493     $32,508
Portfolio turnover                      27%          41%          44%          55%         66%         88%


1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                SIX MONTHS

                                     ENDED

                               (unaudited)

                               OCTOBER 31                        YEAR ENDED APRIL 30,
                                      1999          1999       1998      1997     1996     1995
NET ASSET VALUE, BEGINNING
OF PERIOD                           $10.07        $10.17     $ 9.79    $ 9.76   $ 9.55   $ 9.53

INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                 0.29         0.58        0.61      0.61     0.63     0.64
Net realized and
unrealized gain (loss) on
investments                          (0.37)       (0.10)       0.38      0.04     0.21     0.02
TOTAL FROM

INVESTMENT OPERATIONS                (0.08)       (0.48)       0.99      0.65     0.84     0.66
LESS DISTRIBUTIONS:
Distributions from net
investment income                    (0.29)       (0.58)      (0.61)    (0.61)   (0.63)   (0.64)
Distributions from net
realized gain on investments             -        (0.00) 1        -     (0.01)       -        -
TOTAL DISTRIBUTIONS                  (0.29)       (0.58)      (0.61)    (0.62)   (0.63)   (0.64)
NET ASSET VALUE, END

OF PERIOD                           $ 9.70       $10.07       $10.17   $ 9.79   $ 9.76   $ 9.55
TOTAL RETURN 2                       (0.74)%       4.77%       10.31%    6.73%    8.86%    7.27%

RATIOS TO AVERAGE NET ASSETS:

Expenses 3                            1.17% 4      1.23%        1.27%    1.37%    1.65%    1.94%
Net investment income 3               5.64% 4      5.21%        5.56%    5.64%    5.46%    5.63%
Expenses (after waivers)              0.80% 4      0.80%        0.80%    0.80%    0.80%    0.72%
Net investment income
(after waivers)                       6.01% 4      5.64%        6.03%    6.21%    6.31%    6.85%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $17,203      $13,204       $4,522     $790     $508     $276
Portfolio turnover                      27%          41%          44%      55%      66%      88%


1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999 (UNAUDITED)

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"). The investment objective of the Fund is to provide current income. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:



                                    SIX MONTHS ENDED                      YEAR ENDED
                                    OCTOBER 31, 1999                    APRIL 30, 1999

INSTITUTIONAL SHARES:           SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                   14,035,498       $ 138,801,265     10,386,832       $ 106,338,141
Shares issued to
shareholders in payment of
distributions declared           144,120           1,409,868        261,456           2,678,552
Shares redeemed               (3,900,574)        (38,175,901)    (6,189,112)        (63,408,065)
NET CHANGE FROM

INSTITUTIONAL

SHARE TRANSACTIONS            10,279,044       $ 102,035,232      4,459,176       $  45,608,628


                                      SIX MONTHS ENDED                      YEAR ENDED
                                      OCTOBER 31, 1999                    APRIL 30, 1999

INSTITUTIONAL SERVICE

SHARES:                           SHARES           AMOUNT           SHARES             AMOUNT
Shares sold                      686,134       $   6,800,953      1,259,281       $  12,953,227
Shares issued to
shareholders in payment of
distributions declared            30,894             302,211         38,583             394,773
Shares redeemed                 (255,941)         (2,496,590)      (430,825)         (4,411,763)
NET CHANGE FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS               461,087       $   4,606,574        867,039       $   8,936,237
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            10,740,131       $ 106,641,806      5,326,215       $  54,544,865


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee according to the following schedule annually, to reimburse Federated Securities Corp. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1999, were as follows:



Purchases   $   176,537,512
Sales       $   74,044,993


YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

WILLIAM D. DAWSON, III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

JOSEPH M. BALESTRINO

Vice President

RANDALL S. BAUER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Federated Intermediate Income Fund

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 Federated Intermediate Income Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 31420C407

Cusip 31420C506

G00715-01 (12/99)

 [Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust. The report covers the six-month reporting period ended October 31, 1999. It begins with a review of the bond market by the fund's portfolio manager, which is followed by a complete list of fund holdings and its financial statements.

On behalf of conservative, income-oriented investors, the fund invests in a diversified portfolio consisting primarily of short-term, high-quality debt securities. At the end of the reporting period, the fund's portfolio was invested in corporate bonds/asset-backed securities (52.8%), mortgage-backed securities (32.3%), U.S. Treasury notes (4.2%), U.S. government agency mortgage-backed securities (3.7%), and a repurchase agreement (6.5%).

During the six-month reporting period, Institutional Shares produced a total return of 1.58% through dividends totaling $0.26 per share and a net asset value decrease of $0.12 per share. Institutional Service Shares produced a total return of 1.46% through dividends totaling $0.24 per share and a net asset value decrease of $0.12 per share. 1

Net assets in the fund totaled $223 million at the reporting period's end.

Thank you for selecting Federated Short-Term Income Fund as a high-quality, short-term income investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1999

1 Performance quoted reflects past performance and no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Federated Short Term Income Fund represents a high-quality, fixed income portfolio of securities combining various fixed income asset classes. Investments are concentrated in U.S. Treasury, government agency, and high-quality corporate debt securities. The investment objective of the fund is to seek to provide current income. To the extent consistent with this objective, the fund will strive to minimize fluctuation in principal value through a portfolio with an effective average duration of no greater than three years, but generally having an effective modified duration of no greater than two years.

Two factors had the greatest effect on the fund's outcome for the period under review. The first was a general increase in yield levels which began almost a year ago, and continues at this writing. The second was a continuation of spread widening in credit-sensitive securities despite a healthy economy. The increase in yields has put calendar 1999 on track to be the worst year for bonds since 1994, which was in turn the worst year for bonds in over a generation. To put things in the context of the fund's current fiscal year, on April 30, 1999, the yield on the 2-year Treasury note was 5.05%. By October 31, 1999, it had risen to 5.79%, an increase of 15%. The belief that continued economic growth must eventually produce inflation was the major culprit behind the yield increase, despite an absence of actual evidence of inflation. On the credit front, Y2K concerns were the major factor behind wider spreads, a trend which began just as the fund began its new fiscal year, then became particularly acute in the third quarter of 1999. Issuers hoping to clean up their funding needs prior to calendar year-end pushed their issuance into the third, and even second calendar quarter. The market, which had expected heavy issuance only in the fourth quarter, was not prepared for the onslaught of supply. The silver lining in the "Y2K cloud," however, is that the bulk of issuance for the year has now occurred. Spreads at this writing have begun to reverse direction, and following the turn of the millennium, there is likely to be a further snapback of spreads as event risk is diminished in a relatively robust economy.

It is fair to say that "spread product" (i.e., those securities whose values are established on a relative basis to treasury yields), which comprises the majority of fund assets, did not have as good a year as might have been expected. The market dislocation of last year moved credit spreads to the point where fund management believed an overweighting of credit risk was the indicated strategy. As the current fiscal year began, the fund had been positioned to take advantage of this opportunity. As mentioned above however, once the unanticipated supply pipeline hit beginning in the second quarter, spread gains which had occurred in the first quarter of 1999 were reversed. In the case of certain sectors like subordinate asset-backed securities, spreads are actually wider today than they were at the wides of October 1998. With regard to corporates, current spreads, while wider than they were in the second quarter, are at least tighter than they were at last October's wides. Mortgages have probably fared the best overall, though they too stand at wider levels than was the case earlier in the year, and the negative convexity of mortgages has been exacerbated by the general backup in interest rates. If one can make the case that the economy will remain in reasonable shape, and that inflation is not as big a factor as general market consensus would have it appear, the new fiscal year should bring on the benefits of both spread tightening and a better environment for interest rates.

For the six-month reporting period ended October 31, 1999, the Fund's Institutional Shares had a total return of 1.58% and the Fund's Institutional Service Shares total return was 1.46%, 1 compared to a 1.78% total return for the Merrill Lynch 1-3 Year Government Bond Index and a 1.71% total return for the Merrill Lynch 1-3 Year Corporate Bond Index.2 The Fund's "spread product" orientation hindered comparisons to the government benchmark, while its significant allocation to subordinate asset-backed securities (approximately 20% of the portfolio at 10/31/99) hindered comparisons to a "corporates-only" benchmark. Nonetheless, the fund fared well in comparison to its mutual fund peer group, the Lipper Short Investment Grade Debt category, which returned 1.17% for the period.3

At this writing, marginal assets in the fund are generally being deployed in AAA-rated asset backed securities (ABS), a sector which is performing much better than its non-AAA rated counterpart. In addition, corporate exposure is being slightly reduced as better relative value appears to exist in ABS. Treasury and agency exposure remains between 5% and 8% of the fund, a level which has remained unchanged for several months. Finally, mortgage-backed securities exposure, which is generally allocated to short duration (2-3 year average life), alternative-A (good credit borrowers who do not meet specific agency underwriting standards) and jumbo (loan size in excess of $240,000) product, is being maintained at a little over 30 percent of the portfolio. Subordinate ABS exposure is not being deliberately reduced, since it makes little sense to reduce a sector which is expected to recover, despite the current stigma attached to it. With regard to the fund's interest rate sensitivity, the fund's duration is positioned at 1.54 years, just inside that of the Merrill Lynch 1-3 Year Government Index (1.57 years). Credit quality remains high with an average credit rating of "AA." Over half of the fund's assets were invested in AAA- rated securities at October 31, 1999.

1 Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The Merrill Lynch 1-3 Year Government Bond Index is an unmanaged index tracking short-term U.S. government securities between 1 and 2.99 years. The Merrill Lynch 1-3 Year Corporate Bond Index is an unmanaged index trading maturities between 1 and 2.99 years. Investments cannot be made in an index.

3 Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Analytical Services as falling into the respective categories listed.

Last Meeting of Shareholders

A Special Meeting of the Fund's shareholders was held on November 15, 1999. On September 16, 1999, the record date for the shareholders voting at the meeting, there were 26,047,922 total outstanding shares. The following items were considered by shareholders and the results were as follows:

AGENDA ITEM 1

Elected Trustees: 1


                                                 WITHHELD
                                                 AUTHORITY

                                    FOR          TO VOTE

Thomas G. Bigley                    16,814,412   30,426
Nicholas P. Constantakis            16,814,412   30,426
John F. Cunningham                  16,814,145   30,693
J. Christopher Donahue              16,814,145   30,693
Charles F. Mansfield, Jr.           16,814,145   30,693
John E. Murray, Jr., J.D., S.J.D.   16,814,412   30,426
John S. Walsh                       16,814,412   30,426


1 Trustee Elections will become effective January 1, 2000.

AGENDA ITEM 2

Made changes to the Fund's fundamental investment policies:

(a) Amended the Fund's fundamental investment policies regarding diversification.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
15,294,940   1,060,011   489,887


(b) Amended the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
15,013,209   1,343,006   488,623


(c) Amended the Fund's fundamental investment policies regarding investments in real estate.


                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
15,502,723   854,839    487,276


(d) Amended the Fund's fundamental investment policies regarding investments in commodities.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
15,202,341   1,155,221   487,276


(e) Amended the Fund's fundamental investment policies regarding underwriting securities.


                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
16,096,507   256,349    491,982


(f) Amended the Fund's fundamental investment policies regarding lending by the Funds.


                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
15,808,724   546,739    489,375


(g) Amended the Fund's fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry.


                        ABSTENTIONS

                        AND BROKER

FOR          AGAINST    NON-VOTES
16,096,395   259,394    489,049


(h) Amended, and made non-fundamental, the Fund's fundamental investment policies regarding buying securities on margin.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
14,973,580   1,382,316   488,942


(i) Amended, and made non-fundamental, the Fund's fundamental investment policies regarding pledging assets.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
14,979,506   1,373,930   491,402


(j) Made non-fundamental the Fund's fundamental investment policy regarding which states that the Fund will invest in a diversified portfolio of short and medium- term high grade debt securities.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
14,260,563   2,077,539   506,736


AGENDA ITEM 3

Eliminated certain fundamental investment policies of the Fund:

(a) Removed the Fund's fundamental investment policies regarding selling securities short.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
14,380,310   1,963,341   501,187


(b) Removed the Fund's fundamental investment policy regarding investing in oil, gas, and minerals.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
14,401,216   1,941,183   502,439


(c) Removed the Fund's fundamental investment policy regarding on investing in securities of new issuers.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
14,402,913   1,937,787   504,138


(d) Removed the Fund's fundamental investment policy regarding on investing in issuers whose securities are owned by officers and Trustees.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
14,343,203   1,997,479   504,156


(e) Removed the Fund's fundamental investment policy regarding on investing for the purpose of exercising control or management.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
14,979,537   1,361,349   503,952


(f) Removed the Fund's fundamental investment policy regarding engaging in when-issued and delayed delivery transactions.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
15,067,245   1,276,006   501,587


AGENDA ITEM 4

Amended and restated the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust, its series or classes, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.


                         ABSTENTIONS

                         AND BROKER

FOR          AGAINST     NON-VOTES
14,713,699   1,631,237   499,902


Portfolio of Investments

OCTOBER 31, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                    VALUE

                       CORPORATE BONDS/ASSET-

                       BACKED SECURITIES-52.8%

                       AUTOMOBILE-6.9%

  $    959,327         AFG Receivables Trust
                       1997-B, Class B, 6.40%,

                       2/15/2003                        $     956,728
       565,184         Household Automobile
                       Revolving Trust I 1998-1,

                       Class B1, 6.30%, 5/17/2005             560,595
     1,954,459         Key Auto Finance Trust
                       1999-1, 7.08%, 1/15/2007             1,911,715

       943,408         Olympic Automobile
                       Receivables Trust 1995-B,
                       Class A2, 7.35%,

                       10/15/2001                             944,577

     5,000,000         Olympic Automobile
                       Receivables Trust 1996-C,

                       Class A5, 7.00%, 3/15/2004           5,042,300
     1,107,116         The CIT Group
                       Securitization Corp. II,

                       Class B, 6.45%, 6/15/2018            1,110,415
     4,500,000         Toyota Auto Receivables
                       1999-A Owner Trust, Class

                       C, 6.70%, 8/16/2004                  4,473,765

       412,264         World Omni Automobile
                       Lease Securitization Trust
                       1997-A, Class A3, 6.85%,

                       6/25/2003                              413,008
                       TOTAL                               15,413,103

                       BANKING-2.2%
     1,000,000      1  J.P. Morgan & Co., Inc.,

                       Sub. Note, 5.00%,

                       8/19/2002                              970,186
     2,000,000         Mercantile Bancorporation,
                       Inc., 6.80%, 6/15/2001               2,003,860
     2,000,000         National Australia Bank
                       Ltd., Melbourne, Sub.
                       Note, Series A, 6.40%,

                       12/10/2007                           1,965,860
                       TOTAL                                4,939,906

                       BEVERAGE & TOBACCO-1.4%
     3,000,000         Philip Morris Cos., Inc.,

                       Deb., 6.00%, 11/15/1999              3,002,100
                       CREDIT CARD-14.2%

     3,000,000         American Express Credit
                       Account Master Trust 1997-
                       1, Class A, 6.40%,

                       4/15/2005                            2,991,030

     2,562,619         Banco Nacional de Mexico
                       S.A., Credit Card Merchant
                       Voucher Receivables Master
                       Trust Series 1996-A, Class

                       A1, 6.25%, 12/1/2003                 2,513,775

     5,000,000      1  Bridgestone/Firestone
                       Master Trust 1996-1, Class

                       B, 6.49%, 7/1/2003                   5,017,050

     2,000,000         Chemical Master Credit
                       Card Trust I 1995-3, Class

                       A, 6.23%, 4/15/2005                  1,988,280

     4,730,000         Circuit City Credit Card
                       Master Trust 1995-1, Class

                       A, 6.375%, 8/15/2005                 4,736,811

     2,000,000         Fingerhut Master Trust
                       1998-2, Class A, 6.23%,

                       2/15/2007                            1,977,320

     1,590,000         Household Affinity Credit
                       Card Master Trust I 1993-2,

                       Class A, 5.60%, 5/15/2002            1,589,460
     5,000,000         MBNA Master Credit Card
                       Trust II 1999-I, Class A,

                       6.40%, 1/18/2005                     4,986,050

     3,000,000         Providian Master Trust
                       1997-4, Class B, 6.45%,

                       6/15/2007                            2,949,390
     1,866,667         Spiegel Master Trust 1994-
                       B, Class A, 8.15%,

                       6/15/2004                            1,883,336

     1,000,000         Standard Credit Card
                       Master Trust 1994-4, Class

                       A, 8.25%, 11/7/2003                  1,032,360
                       TOTAL                               31,664,862


PRINCIPAL

AMOUNT                                                    VALUE

                       CORPORATE BONDS/ASSET-
                       BACKED SECURITIES-
                       continued
                       FINANCIAL INTERMEDIARIES-

                       3.0%

 $   1,000,000         Donaldson, Lufkin and
                       Jenrette Securities Corp.,

                       Sr. Note, 5.875%, 4/1/2002      $      974,770
     1,500,000         Lehman Brothers Holdings,
                       Inc., Medium Term Note,

                       6.375%, 3/15/2001                    1,489,650
     2,400,000         Lehman Brothers Holdings,
                       Inc., Note, 6.125%,

                       7/15/2003                            2,308,464
     2,000,000         Merrill Lynch & Co., Inc.,
                       Note, 6.00%, 2/12/2003               1,953,100
                       TOTAL                                6,725,984

                       HOME EQUITY LOAN-9.8%

     2,000,000         2, 3 125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%,

                       2/15/2029                            1,797,500

       634,259         AFC Home Equity Loan Trust
                       1992-3, Class A, 7.05%,

                       8/15/2007                              633,114

     1,069,807         Advanta Home Equity Loan
                       Trust 1992-1, Class A,

                       7.875%, 9/25/2008                    1,073,054

     1,000,000         Chase Funding Mortgage
                       Loan 1999-1, Class IIB,

                       8.022%, 6/25/2028                      990,350

     2,000,000         Cityscape Home Equity Loan
                       Trust 1997-1, Class A4,

                       7.23%, 3/25/2018                     1,981,270

     2,000,000         Cityscape Home Equity Loan
                       Trust 1997-1, Class M1,

                       7.58%, 3/25/2018                     1,990,490

       709,219      1  ContiMortgage Home Equity
                       Loan Trust 1996-4, Class

                       A10, 5.6463%, 1/15/2028                704,900

     2,000,000         ContiMortgage Home Equity
                       Loan Trust 1997-1, Class

                       A7, 7.32%, 9/15/2021                 1,996,260

     3,235,572         ContiMortgage Home Equity
                       Loan Trust 1997-3, Class

                       A5, 7.01%, 8/15/2013                 3,228,486
     1,000,000         CWABS 1999-1, Class BV,
                       8.1587%, 2/25/2029                   1,011,530

       234,078         CWABS Asset Backed
                       Certificates 1996-1, Class

                       A-2, 6.525%, 2/25/2014                 234,503

     1,000,000         Green Tree Home Equity Loan
                       Trust 1999-A, Class A3,

                       5.98%, 4/15/2018                       989,070

       787,233         Green Tree Home Equity Loan
                       Trust 1999-A, Class B2A,

                       7.44%, 2/15/2029                       785,761

     1,324,982         Headlands Home Equity Loan
                       Trust 1998-2, Class A3,

                       6.67%, 12/15/2024                    1,298,482

     1,000,000         Mellon Bank Home Equity
                       Installment Loan 1998-1,

                       Class B, 6.95%, 3/25/2015              952,790
     2,363,000         New Century Home Equity
                       Loan Trust 1997-NC5, Class
                       M2, 7.24%, 10/25/2028                2,200,166
                       TOTAL                               21,867,726
                       MANUFACTURED HOUSING-5.9%
     4,000,000         Green Tree Financial Corp.

                       1993-2, Class A4, 6.90%,

                       7/15/2018                            3,994,680
     2,000,000         Green Tree Financial Corp.
                       1996-2, Class B-1, 7.55%,

                       4/15/2027                            1,973,780
     4,000,000         Merit Securities Corp.
                       Class 1, 7.98%, 7/28/2033            3,720,000
     3,000,000         Merit Securities Corp.
                       Class A4, 7.88%,

                       12/28/2033                           2,947,620

       413,338         Merrill Lynch Mortgage
                       Investors, Inc. 1991-I,

                       Class A, 7.65%, 1/15/2012              419,071
       113,527         Merrill Lynch Mortgage
                       Investors, Inc. 1992-B,

                       Class B, 8.50%, 4/15/2012              113,707
                       TOTAL                               13,168,858


PRINCIPAL

AMOUNT                                                    VALUE

                       CORPORATE BONDS/ASSET-
                       BACKED SECURITIES-
                       continued
                       OTHER - ASSET BACKED-3.8%

 $     724,525 1, 2, 3 Bosque Asset Corp., Series
                       1, Class 1, 7.66%, 6/5/2002     $      724,409
     3,250,000         California Infrastructure
                       & Economic Development
                       Bank Special Purpose Trust
                       SCE-1, Class A-3, 6.17%,

                       3/25/2003                            3,251,950

     1,719,277      1  Case Equipment Loan Trust
                       1999-A, Class B, 5.96%,

                       8/15/2005                            1,695,663

     7,887,857    2, 3 FMAC Loan Receivables
                       Trust 1997-A, Class A-X,

                       2.77%, 4/15/2019                       867,664

       495,668         NationsCredit Grantor
                       Trust 1997-1, Class A,

                       6.75%, 8/15/2013                       499,217

     1,500,000      1  Saxon Asset Securities
                       Trust 1999-1, Class BV1,

                       8.1587%, 2/25/2029                   1,512,960
                       TOTAL                                8,551,863

                       STATE/PROVINCIAL-2.3%
     5,000,000         Manitoba, Province of,

                       9.50%, 10/1/2000                     5,147,600

                       SUPRANATIONAL-1.4%
     1,700,000         Corp Andina De Fomento,

                       Bond, 7.10%, 2/1/2003                1,667,547
     1,500,000         Corp Andina De Fomento,
                       Bond, 7.375%, 7/21/2000              1,505,715
                       TOTAL                                3,173,262

                       TELECOMMUNICATIONS &
                       CELLULAR-1.9%

     1,000,000         MetroNet Communications
                       Corp., Sr. Note, 12.00%,

                       8/15/2007                            1,170,000

     3,000,000         Southwestern Bell Capital
                       Corp., Note, 8.81%,

                       12/16/2004                           3,072,060
                       TOTAL                                4,242,060

                       TOTAL CORPORATE

                       BONDS/ASSET-BACKED

                       SECURITIES
                       (IDENTIFIED COST $120,815,

                       764)                               117,897,324
                       MORTGAGE-BACKED

                       SECURITIES-32.3%

                       COMMERCIAL MORTGAGE-BACKED

                       SECURITIES-2.5%

     8,734,129         First Union Lehman
                       Brothers Commercial
                       Mortgage Trust, Series
                       1997-C1, Class IO,

                       1.25916%, 4/18/2027                    519,200
     4,000,000 1, 2, 3 K Mart CMBS Financing,
                       Inc., Series 1997-1, Class
                       C, 6.11%, 3/1/2007                   3,977,140

     1,000,000 1, 2, 3 Nomura Depositor Trust
                       Commercial Mortgage Pass-
                       Thru 1998-STI, Class A3,

                       5.9863%, 1/15/2003                     979,220
                       TOTAL                                5,475,560

                       NON-GOVERNMENT AGENCY

                       MORTGAGE-BACKED

                       SECURITIES-29.8%

       730,735         1, 2, 3 Bayview Financial Acquisition Trust 1998-1, Class
                       MF2, 6.2325%,

                       5/25/2029                              687,234

     1,731,203       2 Bayview Financial
                       Acquisition Trust 1998-1,
                       Class MI1, 7.52%,

                       5/25/2029                            1,617,047

       645,563      1  Bayview Financial
                       Acquisition Trust 1998-1,
                       Class MI1, 6.1558%,

                       5/25/2029                              618,127
     4,067,130 1, 2, 3 C-BASS ABS LLC, Series
                       1997-1, Class A-1, 6.18%,

                       2/1/2017                             4,067,130

       260,000         Copelco Capital Funding
                       Corp. X 1997-A, Class A4,

                       6.47%, 4/20/2005                       260,165

       117,345         Countrywide Home Loans
                       1997-5, Class A3, 7.50%,

                       9/25/2027                              116,916


PRINCIPAL

AMOUNT                                                    VALUE

                       MORTGAGE-BACKED

                       SECURITIES-continued

                       NON-GOVERNMENT AGENCY
                       MORTGAGE-BACKED
                       SECURITIES-CONTINUED

 $   1,112,640         Countrywide Home Loans
                       1997-6, Class A1, 6.75%,

                       11/25/2027                      $    1,109,747
       803,344         GE Capital Mortgage
                       Services, Inc., Series
                       1994-27, Class A3, 6.50%,

                       7/25/2024                              799,496

     4,883,809         GE Capital Mortgage
                       Services, Inc., Series
                       1995-11, Class B1, 7.50%,

                       12/25/2025                           4,709,115

     1,348,642         GE Capital Mortgage
                       Services, Inc., Series
                       1996-3, Class A1, 7.00%,

                       3/25/2026                            1,348,008

       297,381         GE Capital Mortgage
                       Services, Inc., Series
                       1998-11, Class 1A1, 6.75%,

                       6/25/2028                              297,052
       699,633      1  Glendale Federal Bank,
                       Series 1988-1, Class A,

                       6.6022%, 11/25/2027                    697,300

     2,149,824    1, 2 Greenwich Capital
                       Acceptance, Series 1991-4,

                       8.57%, 7/1/2019                      2,057,124

     2,260,457      1  Greenwich Capital
                       Acceptance 1993-AFCI,
                       Class B1, 7.105%,

                       9/25/2023                            2,235,027

       949,068      1  Greenwich Capital
                       Acceptance 1993-LB2, Class

                       A1, 6.86387%, 8/25/2023                963,103

       568,703      1  Greenwich Capital
                       Acceptance 1993-LB3, Class

                       A1, 7.15319%, 1/25/2024                573,432

     3,430,321         Greenwich Capital
                       Acceptance 1994-C, Class

                       B1, 6.6624%, 1/25/2025               3,418,107

       204,204      2  Long Beach Federal Savings
                       Bank, Series 1992-3, Class

                       A, 9.60%, 6/15/2022                    204,204

     3,070,000      1  Mellon Residential Funding
                       Corp. 1998-TBC1, Class B1,

                       6.59258%, 10/25/2028                 2,999,973

     4,720,686         PNC Mortgage Securities Corp., Series 1999-5 2A-1, Class
                       2A1, 6.75%,

                       7/25/2029                            4,601,436

     1,393,860         Prudential Home Mortgage
                       Securities, Series 1992-5,

                       Class A6, 7.50%, 4/25/2007           1,390,376
     2,500,000         Prudential Home Mortgage
                       Securities, Inc., Series
                       1992-32, Class A6, 7.50%,

                       10/25/2022                                   0

     2,000,000         Residential Accredit
                       Loans, Inc., Series 1997-
                       QS12, Class A6, 7.25%,

                       11/25/2027                           2,000,520

     1,272,234         Residential Asset
                       Securitization Trust,
                       Series 1997-A2, Class A3,

                       9.00%, 4/25/2027                     1,277,603

     7,500,000         Residential Asset
                       Securitization Trust,
                       Series 1997-A7, Class A5,

                       7.50%, 9/25/2027                     7,514,700

     2,500,000      1  Residential Funding
                       Mortgage Securities,
                       Series 1993-S18, Class AZ,

                       5/25/2023                                    0

     1,332,273      1  Residential Funding
                       Mortgage Securities I
                       1994-S13, Class M1, 7.00%,

                       5/25/2024                            1,280,674

     3,000,000      1  Salomon Brothers Mortgage
                       Sec. VII 1999-3, Class M3,

                       8.3825%, 5/25/2029                   2,945,640

     4,000,000         Salomon Brothers Mortgage
                       Sec. VII 1999-NC2, Class

                       M3, 8.1625%, 4/25/2029               3,925,000

     2,620,000         Salomon Brothers Mortgage
                       Sec. VII 1999-NC3, Class

                       M3, 8.50875%, 7/25/2029              2,557,775

    10,422,564         Structured Asset
                       Securities Corp. 1999-
                       ALS2, Class A2, 6.75%,

                       7/25/2029                           10,108,904
                       TOTAL                               66,380,935

                       TOTAL MORTGAGE-BACKED
                       SECURITIES (IDENTIFIED

                       COST $71,938,864)                   71,856,495
                       GOVERNMENT AGENCY

                       MORTGAGE-BACKED

                       SECURITIES-3.7%
     2,000,000         FHLBS, Sr. Note, 5.80%,

                       9/2/2008                             1,883,260
     1,624,325         GNMA, Pool 354754, 7.50%,
                       2/15/2024                            1,632,950
     4,359,654         GNMA, Pool 780360, 11.00%,
                       9/15/2015                            4,801,070

                       TOTAL GOVERNMENT AGENCY
                       MORTGAGE-BACKED SECURITIES
                       (IDENTIFIED COST

                       $8,544,478)                          8,317,280

PRINCIPAL

AMOUNT                                                    VALUE

                       U.S. TREASURY NOTES-4.2%

 $   1,000,000         Note, 5.50%, 5/15/2009          $      959,620
       500,000         Note, 5.625%, 5/15/2008                482,605
     3,000,000         Note, 5.75%, 11/15/2000              3,003,510
     4,000,000         Note, 5.875%, 9/30/2002              4,000,640
       935,000         Note, 6.625%, 5/15/2007                960,058
                       TOTAL U.S. TREASURY NOTES
                       (IDENTIFIED COST

                       $9,597,343)                          9,406,433
                       REPURCHASE AGREEMENTS-6.5%  4

    14,585,000         ABN AMRO, Inc., 5.34%,
                       dated 10/29/1999, due
                       11/1/1999 (at amortized

                       cost)                               14,585,000

                       TOTAL INVESTMENTS
                       (IDENTIFIED COST

                       $225,481,449) 5                 $  222,062,532


1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At October 31, 1999, these securities amounted to $16,978,672 which represents 7.6% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $13,100,297 which represents 5.8% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $225,481,449. The net unrealized depreciation of investments on a federal tax basis amounts to $3,418,917 which is comprised of $344,098 appreciation and $3,763,015 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($223,106,323) at October 31, 1999.

The following acronym is used throughout this portfolio:

IO-Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$225,481,449)                                   $ 222,062,532
Income receivable                                   2,052,060
Receivable for investments
sold                                                  118,827
Receivable for shares sold                              1,698
TOTAL ASSETS                                      224,235,117
LIABILITIES:

Payable for shares

redeemed                        $    38,704
Income distribution
payable                           1,082,267
Accrued expenses                      7,823
TOTAL LIABILITIES                                   1,128,794
Net assets for 26,084,113
shares outstanding                              $ 223,106,323
NET ASSETS CONSIST OF:

Paid in capital                                 $ 250,925,733
Net unrealized
depreciation of
investments                                        (3,418,917)
Accumulated net realized
loss on investments                               (24,121,492)
Distributions in excess of
net investment income                                (279,001)
TOTAL NET ASSETS                                $ 223,106,323
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$200,399,501 / 23,429,184
shares outstanding                                      $8.55
INSTITUTIONAL SERVICE
SHARES:
$22,706,822 / 2,654,929
shares outstanding                                      $8.55


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                          $  7,420,468
EXPENSES:

Investment advisory fee                          $  451,185
Administrative personnel
and services fee                                     85,048
Custodian fees                                        8,898
Transfer and dividend
disbursing agent fees and
expenses                                             36,806
Directors'/Trustees' fees                             3,811
Auditing fees                                         8,816
Legal fees                                            3,131
Portfolio accounting fees                            36,535
Distribution services fee-
Institutional Service
Shares                                               30,365
Shareholder services fee-
Institutional Shares                                251,625
Shareholder services fee-
Institutional Service
Shares                                               30,365
Share registration costs                             19,990
Printing and postage                                 14,434
Insurance premiums                                      928
Miscellaneous                                         4,646
TOTAL EXPENSES                                      986,583
WAIVERS:
Waiver of investment
advisory fee                    $  (37,941)
Waiver of distribution
services fee-Institutional
Service Shares                     (29,150)
Waiver of shareholder
services fee-Institutional
Shares                            (251,625)
Waiver of shareholder
services fee-Institutional
Service Shares                      (1,215)
TOTAL WAIVERS                                      (319,931)
Net expenses                                                           666,652
Net investment income                                                6,753,816
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments                                                            (43,355)
Net change in unrealized
depreciation of
investments                                                         (2,937,136)
Net realized and
unrealized loss on
investments                                                         (2,980,491)
Change in net assets
resulting from operations                                         $  3,773,325


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                  SIX MONTHS

                                  ENDED

                                 (unaudited)            YEAR ENDED
                                  OCTOBER 31,           APRIL 30,
                                  1999                  1999

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $   6,753,816       $   12,386,835
Net realized loss on
investments ($(43,355) and
$(159,370), respectively,
as computed for federal tax

purposes)                              (43,355)            (473,737)
Net change in unrealized
depreciation                        (2,937,136)          (1,277,233)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            3,773,325           10,635,865
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (5,944,006)         (11,460,278)
Institutional Service
Shares                                (709,750)          (1,046,067)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (6,653,756)         (12,506,345)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              54,049,128          107,517,949
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,955,658            4,068,684
Cost of shares redeemed            (43,573,929)        (108,552,678)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        12,430,857            3,033,955
Change in net assets                 9,550,426            1,163,475
NET ASSETS:

Beginning of period                213,555,897          212,392,422
End of period (including
distributions in excess of
net investment income of
$279,001 and $376,061,

respectively)                    $ 223,106,323       $  213,555,897


 See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                 SIX MONTHS

                                 ENDED

                                (unaudited)

                                 OCTOBER 31,                       YEAR  ENDED  APRIL 30,

                                 1999               1999           1998            1997          1996           1995
NET ASSET VALUE, BEGINNING
OF PERIOD                           $ 8.67         $ 8.74         $ 8.68         $ 8.68         $ 8.61         $ 8.85
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                 0.26           0.52           0.52           0.54           0.57           0.54
Net realized and
unrealized gain (loss)
on investments                       (0.12)          (0.07)          0.06           0.01           0.07          (0.24)
TOTAL FROM

INVESTMENT OPERATIONS                 0.14            0.45           0.58           0.55           0.64           0.30
LESS DISTRIBUTIONS:
Distributions from net
investment income                    (0.26)          (0.52)         (0.52)         (0.54)         (0.57)         (0.54)
Distributions in excess of
net investment income 1                  -              -              -          (0.01)             -              -
TOTAL DISTRIBUTIONS                  (0.26)          (0.52)         (0.52)         (0.55)         (0.57)         (0.54)
NET ASSET VALUE, END OF

PERIOD                              $ 8.55          $ 8.67         $ 8.74         $ 8.68         $ 8.68         $ 8.61
TOTAL RETURN 2                        1.58%           5.25%          6.88%          6.53%          7.51%          3.55%

RATIOS TO AVERAGE NET

ASSETS

Expenses 3                            0.84%  4        0.84%          0.84%          0.84%          0.85%          0.59%
Net investment income 3               5.74%  4        5.60%          5.68%          5.93%          6.14%          6.19%
Expenses (after waivers)              0.56%  4        0.56%          0.56%          0.56%          0.56%          0.56%
Net investment income
(after waivers)                       6.02%  4        5.88%          5.96%          6.21%          6.43%          6.22%
SUPPLEMENTAL DATA
Net assets, end of period

(000 omitted)                     $200,399         $188,773       $197,610       $214,438       $216,675       $219,649
Portfolio turnover                      53%              54%            49%            55%            77%            38%

1 Distributions in excess of net investment income for the year ended April 30, 1997 was the result of certain book and tax timing differences. This distribution did not represent a return of capital for federal income tax purposes for the year ended April 30, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                              SIX MONTHS

                              ENDED

                              (unaudited)

                              OCTOBER 31,                    YEAR  ENDED  APRIL 30,

                              1999                 1999         1998          1997         1996       1995
NET ASSET VALUE, BEGINNING
OF PERIOD                           $ 8.67        $ 8.74       $ 8.68        $ 8.68       $ 8.61      $ 8.85
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                 0.24          0.50         0.50          0.53         0.54        0.52
Net realized and
unrealized gain (loss)
on investments                       (0.12)        (0.07)        0.06             -         0.07       (0.24)
TOTAL FROM INVESTMENT

OPERATIONS                            0.12          0.43         0.56          0.53         0.61        0.28
LESS DISTRIBUTIONS:

Distributions from net

investment income                    (0.24)        (0.50)       (0.50)        (0.53)       (0.54)      (0.52)
NET ASSET VALUE, END OF

PERIOD                               $8.55        $ 8.67       $ 8.74        $ 8.68       $ 8.68      $ 8.61
TOTAL RETURN 1                        1.46%         4.99%        6.61%         6.27%        7.25%       3.29%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 2                            1.09%  3      1.09%        1.09%         1.09%        1.10%       1.08%
Net investment income 2               5.48%  3      5.35%        5.45%         5.68%        5.88%       5.63%
Expenses (after waivers)              0.81%  3      0.81%        0.81%         0.81%        0.81%       0.81%
Net investment income
(after waivers)                       5.76%  3      5.63%        5.73%         5.96%        6.17%       5.90%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $22,707       $24,783      $14,783       $17,586      $16,346     $17,091
Portfolio turnover                      53%           54%          49%           55%          77%         38%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999 (UNAUDITED)

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short- Term Income Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At April 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Pursuant to the Code, such capital loss carryforward will expire as follows:


EXPIRATION YEAR   EXPIRATION AMOUNT
2000                  $   4,105,766
2002                        669,532
2003                      5,572,713
2004                     10,784,773
2005                      1,566,031
2006                        696,886
2007                        159,370


Additionally, net capital losses of $523,066 attributable to security transactions incurred after October 31, 1998, are treated as arising on the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at October 31, 1999 is as follows:


                             ACQUISITION   ACQUISITION

SECURITY                     DATE          COST


Bayview Financial
Acquisition Trust, Series

1998-1, Class MI1            12/8/1998      $1,774,865


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                                    SIX MONTHS ENDED                   YEAR ENDED
                                   OCTOBER 31, 1999                    APRIL 30, 1999

INSTITUTIONAL SHARES:         SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                    5,699,065       $  48,965,667       9,621,324       $  84,107,769
Shares issued to
shareholders in payment of
distributions declared           179,798           1,544,705         403,569           3,521,511
Shares redeemed               (4,233,275)        (36,326,608)    (10,846,334)        (94,780,480)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                   1,645,588       $  14,183,764        (821,441)      $  (7,151,200)


                                      SIX MONTHS ENDED                 YEAR ENDED
                                      OCTOBER 31, 1999                  APRIL 30, 1999

INSTITUTIONAL SERVICE

SHARES:                       SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                      589,581       $   5,083,461       2,684,133       $  23,410,180
Shares issued to
shareholders in payment of
distributions declared            47,820             410,953          62,720             547,173
Shares redeemed                 (842,452)         (7,247,321)     (1,577,954)        (13,772,198)
NET CHANGE RESULTING
FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              (205,051)      $  (1,752,907)      1,168,899       $  10,185,155
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            (1,440,537)      $ (12,430,857)        347,458       $   3,033,955


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 1999, were as follows:


Purchases     $ 189,950,641
Sales         $ 112,995,545


YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

JOSEPH M. BALESTRINO

Vice President

RANDALL S. BAUER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Federated Short-Term Income Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 Federated Short-Term Income Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308
8112901 (12/99)

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